Employee Benefit Plans and Defined Benefit Pension Plans (Details) - Mafco Worldwide & Merisant - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in projected benefit obligation:
Service cost		$ 0.2	$ 0.6	$ 0.8	$ 0.8
Interest cost	$ 0.3	0.3	1.1	1.0	1.0
Change in plan assets:
Fair value of assets at beginning of year	21.4	19.8	19.8
Fair value of assets at end of year			21.4	19.8
Funded plan
Reconciliation of the funded status of the Business' funded defined benefit pension plan
Accumulated benefit obligation			28.8	24.0
Changes in projected benefit obligation:
Projected benefit obligation at beginning of year	28.8	26.1	26.1	28.0
Service cost			0.6	0.8
Interest cost			1.1	1.0
Liability gain due to curtailment			(2.5)
Actuarial loss (gain)			4.2	(2.0)
Benefits paid			(0.7)	(1.7)
Projected benefit obligation at end of year			28.8	26.1	28.0
Change in plan assets:
Fair value of assets at beginning of year	$ 30.2	$ 25.8	25.8	29.4
Actual returns on plan assets			5.1	(1.9)
Benefits paid			(0.7)	(1.7)
Fair value of assets at end of year			30.2	25.8	$ 29.4
Net pension asset (liability)			$ 1.4	$ (0.3)